OTHER LONG-TERM LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other long-term liabilities:
Deferred Revenue	$ 16,660	$ 0
Tax benefits on intra-group transfers of long-term assets	5,204	9,022
Pension obligations	35,645	40,097
Guarantees issued to Golar Partners	22,369	23,265
Other	4,388	131
Other long-term liabilities	$ 84,266	$ 72,515